UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              113

Form 13F Information Table Value Total:              $260,359
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Managem       STOCK  03748R101    10,046    214,200    SH              SOLE      NONE                   NONE
Arden Realty Inc                     STOCK  039793104     4,833    107,100    SH              SOLE      NONE                   NONE
Ashford Hospitality Trust Inc        STOCK  044103109       496     40,000    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105     4,753    422,500    SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103     2,199    130,900    SH              SOLE      NONE                   NONE
Bedford Property Investors           STOCK  076446301       350     13,000    SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203       508     16,000    SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106     8,167    162,923    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103     8,533    366,216    SH              SOLE      NONE                   NONE
                                 PREFERRED
Commercial Net Lease Realty          STOCK  202218111       163      6,352    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105     7,891    374,500    SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103     8,437    154,104    SH              SOLE      NONE                   NONE
Duke Realty Corp                     STOCK  264411505       152      4,000    SH              SOLE      NONE                   NONE
Equity Inns Inc                      STOCK  294703103       567     35,000    SH              SOLE      NONE                   NONE
Equity Office Properties Trust       STOCK  294741103     2,290     68,200    SH              SOLE      NONE                   NONE
Equity One Inc                       STOCK  294752100     3,426    139,500    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206     3,354     44,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103    10,487    245,651    SH              SOLE      NONE                   NONE
Five Star Quality Care Inc           STOCK  33832D106        15      1,353    SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101         0        640    SH              SOLE      NONE                   NONE
Glenborough Realty Trust Inc         STOCK  37803P105     4,722    217,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102     9,856    347,050    SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101     9,346    796,100    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109     6,291    221,500    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104     4,665    124,800    SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106     6,805    178,600    SH              SOLE      NONE                   NONE
Heritage Property Investment T       STOCK  42725M107     3,535     89,300    SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108     7,471    221,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102     4,834    110,700    SH              SOLE      NONE                   NONE
Kimco Realty Corp                    STOCK  49446R109       975     24,000    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101     7,796    373,900    SH              SOLE      NONE                   NONE
Liberty Property Trust               STOCK  531172104       684     14,500    SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101     6,079     82,200    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104     3,029     63,100    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108         5      5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103    10,868    198,500    SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109     2,288     81,700    SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102     1,068     53,600    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104     1,935     76,200    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104     7,749    360,400    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106     6,794    261,910    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100       126      9,000    SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102        33      2,400    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107    10,723    243,694    SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107     6,154    138,300    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202     6,018    198,800    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104     1,162     48,000    SH              SOLE      NONE                   NONE
Reckson Associates Realty Corp       STOCK  75621K106     2,190     47,800    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109        49      2,700    SH              SOLE      NONE                   NONE
Shurgard Storage Centers LLC         STOCK  82567D104       267      4,000    SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109       505      6,000    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108     4,129     74,800    SH              SOLE      NONE                   NONE
Sunstone Hotel Investors Inc         STOCK  867892101       362     12,500    SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103        83      2,000    SH              SOLE      NONE                   NONE
Trustreet Properties Inc             STOCK  898404108     3,577    235,500    SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102     1,912     67,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102         0      1,260    SH              SOLE      NONE                   NONE

3M Co                                STOCK  88579Y101       817     10,800    SH              SOLE      NONE                   NONE
Abbott Laboratories                  STOCK  002824100       849     20,000    SH              SOLE      NONE                   NONE
Accenture Ltd                        STOCK  G1150G111       451     15,000    SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  02209S103     1,772     25,000    SH              SOLE      NONE                   NONE
American Electric Power Co Inc       STOCK  025537101       384     11,300    SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109     1,356     25,800    SH              SOLE      NONE                   NONE
Amgen Inc                            STOCK  031162100       480      6,600    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101       460      9,800    SH              SOLE      NONE                   NONE
Bank of America Corp                 STOCK  060505104     2,050     45,007    SH              SOLE      NONE                   NONE
Bristol-Myers Squibb Co              STOCK  110122108     1,046     42,500    SH              SOLE      NONE                   NONE
BP PLC                               STOCK  055622104       448      6,500    SH              SOLE      NONE                   NONE
Capital One Financial Corp           STOCK  14040H105       966     12,000    SH              SOLE      NONE                   NONE
CIGNA Corp                           STOCK  125509109     2,221     17,000    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103       434      7,600    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103       289     12,400    SH              SOLE      NONE                   NONE
ConocoPhillips                       STOCK  20825c104       632     10,000    SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104       596     13,700    SH              SOLE      NONE                   NONE
Duke Energy Corp                     STOCK  264399106       286      9,800    SH              SOLE      NONE                   NONE
EMC Corp/Massachusetts               STOCK  268648102       300     22,000    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103       295      6,900    SH              SOLE      NONE                   NONE
General Electric Co                  STOCK  369604103       556     16,000    SH              SOLE      NONE                   NONE
General Mills Inc                    STOCK  370334104       309      6,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102       210      7,400    SH              SOLE      NONE                   NONE
Hewlett-Packard Co                   STOCK  428236103     1,974     60,000    SH              SOLE      NONE                   NONE
IBM                                  STOCK  459200101       742      9,000    SH              SOLE      NONE                   NONE
Johnson & Johnson                    STOCK  478160104       462      7,800    SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                  STOCK  46625H100     1,568     37,664    SH              SOLE      NONE                   NONE
Kerr-McGee Corp                      STOCK  492386107       229      2,400    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101       236     11,300    SH              SOLE      NONE                   NONE
Eli Lilly & Co                       STOCK  532457108       465      8,400    SH              SOLE      NONE                   NONE
Medco Health Solutions Inc           STOCK  58405U102     1,213     21,192    SH              SOLE      NONE                   NONE
Microsoft Corp                       STOCK  594918104     1,306     48,000    SH              SOLE      NONE                   NONE
Motorola Inc                         STOCK  620076109     1,535     67,000    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104       119      4,700    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104        95      4,400    SH              SOLE      NONE                   NONE
Noble Corp                           STOCK  G65422100       649      8,000    SH              SOLE      NONE                   NONE
Nokia OYJ                            STOCK  654902204     1,658     80,000    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108       208      3,600    SH              SOLE      NONE                   NONE
Pfizer Inc                           STOCK  717081103       424     17,000    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109       469      8,147    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202        76      2,500    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104        68      2,800    SH              SOLE      NONE                   NONE
Schering-Plough Corp                 STOCK  806605101       304     16,000    SH              SOLE      NONE                   NONE
Schlumberger Ltd                     STOCK  806857108       354      2,800    SH              SOLE      NONE                   NONE
Starwood Hotels & Resorts            STOCK  85590A203       237      3,500    SH              SOLE      NONE                   NONE
Target Corp                          STOCK  87612E106       889     17,100    SH              SOLE      NONE                   NONE
Texas Instruments Inc                STOCK  882508104       227      7,000    SH              SOLE      NONE                   NONE
TJX Cos Inc                          STOCK  872540109       673     27,100    SH              SOLE      NONE                   NONE
Tronox Inc                           STOCK  897051207         8        484    SH              SOLE      NONE                   NONE
Tyco International Ltd               STOCK  902124106       376     14,000    SH              SOLE      NONE                   NONE
UnitedHealth Group Inc               STOCK  91324p102       559     10,000    SH              SOLE      NONE                   NONE
Verizon Communications Inc           STOCK  92343V104     1,090     32,000    SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                  STOCK  931142103       609     12,900    SH              SOLE      NONE                   NONE
Walgreen Co                          STOCK  931422109       712     16,500    SH              SOLE      NONE                   NONE
Wells Fargo & Co                     STOCK  949746101       933     14,600    SH              SOLE      NONE                   NONE
Wyeth                                STOCK  983024100     1,936     39,900    SH              SOLE      NONE                   NONE